UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Leuthold Asset Allocation Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 48.77%
Aerospace & Defense - 0.51%
Precision Castparts Corp.	22,246	$2,699,775
Airlines - 0.50%
Republic Airways Holdings, Inc. (a) (b)	45,967	935,429
Skywest, Inc.	72,340	1,723,862
		2,659,291
Auto Components - 0.46%
Magna International, Inc.	26,903	2,447,904
Automobiles - 0.33%
General Motors Corp. (b)	45,940	1,736,532
Capital Markets - 0.39%
Deutsche Bank AG (b)	14,037	2,031,715
Chemicals - 1.50%
Cabot Corp.	42,736	2,037,652
Celanese Corp. (b)	58,542	2,270,259
Eastman Chemical Co. (b)	6,930	445,807
Lyondell Chemical Co.	72,109	2,676,686
NL Industries (b)	45,247	453,375
		7,883,779
Commercial Banks - 3.13%
Bancorpsouth, Inc.	53,359	1,305,161
Bank of America Corp.	82,382	4,027,656
Comerica, Inc. (b)	44,037	2,618,880
Huntington Bancshares, Inc.	74,283	1,689,195
KeyCorp	27,664	949,705
Regions Financial Corp. (b)	50,016	1,655,530
SunTrust Banks, Inc. (b)	34,635	2,969,605
Wachovia Corp.	24,498	1,255,523
		16,471,255
Commercial Services & Supplies - 0.34%
Career Education Corp. (a)	7,881	266,141
Steelcase, Inc.	83,088	1,537,128
		1,803,269
Communications Equipment - 0.40%
Cisco Systems, Inc. (a)	74,934	2,086,912
Consumer Finance - 0.67%
Capital One Financial Corp. (b)	45,247	3,549,175
Diversified Financial Services - 1.71%
Citigroup, Inc.	87,667	4,496,440
J.P. Morgan Chase & Co.	92,681	4,490,395
		8,986,835
Diversified Telecommunication Services - 1.01%
Embarq Corp.	24,811	1,572,273
Golden Telecom, Inc. (b)	36,882	2,028,879
Telekomunikasi Indonesia Tbk PT - ADR	40,394	1,740,981
		5,342,133
Electric Utilities - 2.02%
Allete, Inc.	25,178	1,184,625
Cleco Corp.	28,643	701,754
Hawaiian Electric Industries	28,357	671,777
Huaneng Power International, Inc. - ADR	48,496	2,252,639
PG&E Corp.	59,310	2,686,743
Pinnacle West Capital Corp. (b)	30,939	1,232,919
TECO Energy, Inc. (b)	110,399	1,896,655
		10,627,112
Electrical Equipment - 0.40%
General Cable Corp. (a)	28,064	2,125,848
Electronic Equipment & Instruments - 1.39%
Anixter International, Inc. (a) (b)	32,198	2,421,611
Arrow Electronics, Inc. (a) (b)	76,923	2,956,151
Avnet, Inc. (a) (b)	48,590	1,926,108
		7,303,870
Energy Equipment & Services - 1.42%
Acergy SA - ADR	93,169	2,092,576
Bristow Group, Inc. (a)	6,427	318,458
Core Laboratories NV (a)	24,588	2,500,354
Pioneer Drilling Co. (a)	26,890	400,930
Rowan Cos, Inc. (b)	52,272	2,142,106
		7,454,424
Food & Staples Retailing - 0.89%
The Kroger Co.	72,592	2,042,013
Safeway, Inc.	53,859	1,832,822
Supervalu, Inc.	17,773	823,245
		4,698,080
Health Care Benefits - 0.39%
WellCare Health Plans, Inc. (a) (b)	22,832	2,066,524
Health Care Equipment & Supplies - 0.39%
Zimmer Holdings, Inc. (a)	24,002	2,037,530
Health Care Providers & Services - 1.73%
AmerisourceBergen Corp.	40,394	1,998,291
Express Scripts, Inc. (a)	41,194	2,060,112
Kindred Healthcare, Inc. (a)	40,831	1,254,328
Magellan Health Services, Inc. (a)	35,939	1,670,086
Medco Health Solutions, Inc. (a)	27,515	2,145,895
		9,128,712
Household Durables - 0.85%
Tempur-Pedic International, Inc. (b)	87,813	2,274,357
Tupperware Corp.	77,260	2,220,452
		4,494,809
Information Retrieval Services - 0.43%
Shanda Interactive Entertainment Ltd - ADR (a)	73,541	2,279,771
Insurance - 6.70%
ACE Ltd.	45,247	2,828,843
The Allstate Corp. (b)	56,538	3,477,653
American Financial Group, Inc.	59,595	2,035,169
Arch Capital Group Ltd. (a)	25,287	1,834,319
Argonaut Group, Inc. (a) (b)	14,539	453,762
Chubb Corp.	47,543	2,573,978
CNA Financial Corp.	46,248	2,205,567
Commerce Group, Inc.	46,945	1,629,931
Genworth Financial, Inc.	79,542	2,736,245
LandAmerica Financial Group, Inc. (b)	8,221	793,244
Lincoln National Corp.	3,098	219,803
Mercury General Corp.	24,566	1,353,832
Nationwide Financial Services	35,042	2,215,355
Old Republic International Corp.	82,382	1,751,441
PartnerRe Ltd	22,093	1,712,208
Protective Life Corp.	30,083	1,438,268
Travelers Companies, Inc.	67,924	3,633,934
Unitrin, Inc.	28,357	1,394,597
Zenith National Insurance Corp. (b)	20,979	987,901
		35,276,050
Internet Software & Services - 0.10%
United Online, Inc. (b)	32,366	533,715
IT Services - 0.44%
Accenture Ltd.	53,859	2,310,012
Leisure Equipment & Products - 0.97%
Brunswick Corp. (b)	27,243	888,939
Hasbro, Inc. (b)	64,397	2,022,710
Jakks Pacific, Inc. (a) (b)	62,585	1,761,142
Nautilus Group, Inc. (b)	36,029	433,789
		5,106,580
Life Science Tools & Services - 0.40%
Waters Corp. (a)	35,125	2,085,020
Machinery - 0.79%
Manitowoc Co.	25,060	2,014,323
Terex Corp. (a)	26,701	2,170,791
		4,185,114
Media - 0.42%
DIRECTV Group Inc/The (a)	82,545	1,907,615
RCN Corp.	15,653	294,120
		2,201,735
Metals & Mining - 4.03%
Allegheny Technologies, Inc.	18,734	1,964,822
Chaparral Steel Co.	35,125	2,524,434
FNX Mining Co, Inc. (a) (b) (c)	45,998	1,399,911
Gerdau Ameristeel Corp.	184,316	2,696,543
Ipsco, Inc.	20,979	3,333,143
Nucor Corp.	23,058	1,352,351
Southern Copper Corp.	27,515	2,593,564
United States Steel Corp. (b)	39,037	4,245,274
Worthington Industries (b)	52,272	1,131,689
		21,241,731
Multiline Retail - 0.77%
Big Lots, Inc. (a) (b)	77,276	2,273,460
Kohl's Corp. (a) (b)	25,173	1,788,038
		4,061,498
Multi-Utilities - 0.26%
Duke Energy Corp.	73,930	1,352,919
Oil & Gas - 2.35%
ChevronTexaco Corp.	51,062	4,301,463
Overseas Shipholding Group, Inc.	23,262	1,893,527
Tesoro Petroleum Corp. (b)	74,243	4,242,987
Valero Energy Corp.	26,344	1,945,768
		12,383,745
Oil, Gas & Consumable Fuels - 1.81%
Devon Energy Corp.	49,690	3,890,230
Teekay Shipping Corp.	32,366	1,874,315
Tsakos Energy Navigation Ltd.	10,164	710,566
Western Refining, Inc.	53,274	3,079,237
		9,554,348
Paper & Forest Products - 0.56%
International Paper Co. (b)	41,551	1,622,566
Louisiana-Pacific Corp.	70,438	1,332,687
		2,955,253
Personal Products - 0.30%
NBTY, Inc. (a)	36,882	1,593,302
Pharmaceuticals - 2.99%
Alcon, Inc.	15,221	2,053,465
Biovail Corp. (b)	10,884	276,671
GlaxoSmithKline PLC - ADR	36,882	1,931,510
Merck & Co., Inc.	40,980	2,040,804
Par Pharmaceutical Cos, Inc. (a) (b)	97,964	2,765,524
Pfizer, Inc.	170,538	4,360,657
Schering Plough Corporation	75,520	2,298,829
		15,727,460
Real Estate - 0.09%
Ashford Hospitality Trust, Inc.	37,991	446,774
Semiconductor & Semiconductor Equipment - 0.08%
Omnivision Technologies, Inc. (a) (b)	22,379	405,284
Software - 0.40%
Oracle Corp. (a)	107,132	2,111,572
Specialty Retail - 0.10%
Rush Enterprises, Inc. - Class A (a)	24,566	533,574
Telecommuincations - 0.41%
BT Group PLC - ADR	32,784	2,182,759
Textiles, Apparel & Luxury Goods - 0.49%
Kenneth Cole Productions, Inc.	17,922	442,673
Warnaco Group, Inc. (a)	55,005	2,163,897
		2,606,570
Thrifts & Mortgage Finance - 0.36%
The PMI Group Inc.	42,434	1,895,527
Tobacco - 0.89%
Reynolds American, Inc. (b)	49,051	3,198,125
Universal Corp.	24,607	1,499,059
		4,697,184
Wireless Telecommunication Services - 2.20%
America Movil SA de CV - ADR	41,565	2,574,120
Mobile Telesystems - ADR (a)	38,638	2,340,304
Partner Communications - ADR (b)	124,695	2,012,577
Turkcell Iletisim Hizmet AS - ADR	122,939	2,046,934
Vimpekom-SP - ADR	24,588	2,590,592
		11,564,527
Total Common Stocks (Cost $239,261,846)		$256,927,508
INVESTMENT COMPANIES - 10.56%
Exchange Traded Funds - 7.73%
iShares China 25 Fund (b)	47,419	6,109,938
iShares MSCI Brazil Index Fund (b)	62,055	3,811,418
iShares MSCI Emerging Markets Index Fund (b)	31,613	4,161,851
iShares MSCI Japan Index Fund	324,764	4,712,326
iShares MSCI Malaysia Index Fund (b)	114,743	1,353,967
iShares MSCI South Africa Fund (b)	11,708	1,464,437
iShares MSCI South Korea Index Fund (b)	116,499	7,024,890
iShares MSCI Taiwan Index Fund (b)	80,788	1,292,608
iShares S&P Latin America Fund (b)	15,221	3,245,117
iShares Silver Trust (a) (b)	12,917	1,595,250
SPDR Trust Series 1 (b)	39,535	5,947,250
		40,719,052
Mutual Fund - 2.83%
Fidelity Japan Fund	126,098	2,255,893
ING Russia Fund	56,755	3,677,173
Japan Small Cap Fund (b)	202,930	2,297,168
Matthews India Fund (a)	102,759	1,856,860
Matthews Japan Fund (a)	60,291	1,014,700
USGI Accolade Funds: Eastern European Fund (a)	75,700	3,837,257
		14,939,051
Total Investment Companies (Cost $48,709,308)		$55,658,103

	Principal
	Amount	Value
CORPORATE BONDS - 3.24%
Citigroup Funding, Inc. (Aluminum)
4.450%, 05/22/2008 (d)	$2,271,000	2,334,815
Citigroup Funding, Inc. (Copper)
4.450%, 05/22/2008 (d)	4,108,000	5,157,594
Citigroup Funding, Inc. (Lead)
4.450%, 05/22/2008 (d)	677,000	1,130,793
Citigroup Funding, Inc. (Nickel)
4.450%, 05/22/2008 (d)	3,084,000	3,305,431
Citigroup Funding, Inc. (Tin)
4.450%, 05/22/2008 (d)	542,000	596,634
Citigroup Funding, Inc. (Zinc)
4.450%, 05/22/2008 (d)	1,491,000	1,509,339
Toyota Motor Credit Corp.
0.000%, 01/29/2010	3,122,000	3,026,155
Total Corporate Bonds (Cost $15,279,390)		$17,060,761
FOREIGN GOVERNMENT BONDS - 4.64%
Australian Government Bond (c)
5.250%, 08/15/2010 AUD	17,723,000	14,520,668
New Zealand Government Bond (c)
6.000%, 11/15/201 NZD	13,486,000	9,956,367
Total Foreign Government Bonds (Cost $23,086,174)		$24,477,035
U.S. TREASURY OBLIGATIONS - 14.73%
U.S. Treasury Note - 14.73%
3.750%, 05/15/2008 (b)	$9,703,000	9,596,869
4.750%, 12/31/2008 (b)	31,258,000	31,162,757
4.250%, 10/15/2010 (b)	19,132,000	18,764,302
4.875%, 04/30/2011 (b)	18,088,000	18,061,157
Total U.S. Treasury Obligations (Cost $78,025,587)		$77,585,085
SHORT TERM INVESTMENTS - 7.27%
Prudential Funding LLC
0.000%, 07/02/2007	$15,331,000	$15,328,811
Commercial Paper - 4.36%
U.S. Bank, N.A.
5.270%	22,964,000	22,960,709
4.949%	275	275
		22,960,984
Total Short Term Investments (Cost $38,289,795)		$38,289,795

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING COLLATERAL - 32.84%	Shares
Mutual Fund - 32.84%
Mount Vernon Securities Lending Prime Portfolio	173,012,920	173,012,920
Total Investments Purchased with Proceeds from Securities
Lending Collateral (Cost $173,012,920)		$173,012,920
Total Investments (Cost $615,665,020) - 122.05%		$643,011,207
Liabilities in Excess of Other Assets - (22.05)%		(116,177,637)
Total Net Assets - 100.00%		$526,833,570

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of this security is on loan.
(c)	Foreign Issue Security
(d)	Performance is linked to the price of the referenced metal.

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$615,665,020
Gross unrealized appreciation	35,313,528
Gross unrealized depreciation	(7,967,341)
Net unrealized appreciation	$27,346,187

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Asset Allocation Fund
Schedule of Securities Sold Short
June 30, 2007
(Uaudited)

	Shares	Value
COMMON STOCKS - 6.76%
Air Freight & Logistics - 0.10%
Expeditors International Washington, Inc.	12,677	$523,560
Biotechnology - 0.30%
Alkermes, Inc. (a)	32,610	476,106
Human Genome Sciences, Inc. (a)	49,640	442,789
OSI Pharmaceuticals, Inc. (a)	17,781	643,850
		1,562,745
Chemicals - 0.12%
Chemtura Corp.	58,545	650,435
Commercial Banks - 0.80%
Associated Banc-Corp	16,300	533,010
Citizens Banking Corp.	26,034	476,422
Commerce Bancorp Inc.	16,379	605,859
FirstMerit Corp.	27,348	572,394
Mitsubishi UFJ Financial Group, Inc. - ADR	47,162	519,725
NewAlliance Bancshares, Inc.	35,394	521,000
Pacific Capital Bancorp	17,445	470,666
Westamerica Bancorporation	12,262	542,471
		4,241,547
Commercial Services & Supplies - 0.10%
HNI Corp.	12,844	526,604
Communications Equipment - 0.22%
Ciena Corp. (a)	15,816	571,432
JDS Uniphase Corp. (a)	42,305	568,156
		1,139,588
Computers & Peripherals - 0.35%
Electronics for Imaging (a)	19,933	562,509
Intermec, Inc. (a)	23,112	584,965
SanDisk Corp. (a)	14,503	709,777
		1,857,251
Containers & Packaging - 0.11%
Smurfit-Stone Container Corp. (a)	42,808	569,774
Health Care Providers & Services - 0.19%
Omnicare, Inc.	14,246	513,711
Tenet Healthcare Corp. (a)	77,788	506,400
		1,020,111
Health Care Equipment & Supplies - 0.41%
Advanced Medical Optics, Inc. (a)	14,197	495,191
Boston Scientific Corp. (a)	34,426	528,095
Cooper Cos, Inc.	10,457	557,567
Kyphon, Inc. (a)	11,808	568,555
		2,149,408
Household Durables - 0.53%
Centex Corp.	9,804	393,140
D.R. Horton, Inc.	16,201	322,886
MDC Holdings, Inc.	10,376	501,783
Pulte Homes, Inc.	14,720	330,464
Ryland Group, Inc.	12,973	484,801
Standard-Pacific Corp.	20,298	355,824
Toll Brothers, Inc. (a)	15,204	379,796
		2,768,694
Hotels, Restaurants & Leisure - 0.19%
Scientific Games Corp. - Class A (a)	14,710	514,114
Wendy's International, Inc.	13,526	497,081
		1,011,195
Insurance - 0.11%
Conseco, Inc. (a)	27,772	580,157
Internet Software - 0.09%
Yahoo!, Inc. (a)	17,751	481,585
IT Services - 0.21%
Global Payments, Inc.	14,335	568,383
Iron Mountain, Inc. (a)	20,496	535,560
		1,103,943
Machinery - 0.21%
Briggs & Stratton Corp.	18,452	582,345
Nordson Corp.	10,387	521,012
		1,103,357
Measuring, Analyzing & Control Devices - 0.10%
Sirona Dental Systems, Inc. (a)	14,414	545,282
Media - 0.49%
Live Nation, Inc. (a)	22,370	500,641
McClatchy Co.	18,235	461,528
New York Times Co.	22,638	575,005
Virgin Media, Inc.	23,724	578,154
Warner Music Group Corp.	32,629	471,489
		2,586,817
Metals & Mining - 0.10%
Consol Energy, Inc.	11,512	530,818
Oil, Gas, & Consumable Fuels - 0.19%
Foundation Coal Holdings, Inc.	12,282	499,140
Quicksilver Resources, Inc. (a)	10,687	476,426
		975,566
Pharmaceutical Preparations - 0.10%
Amylin Pharmaceuticals, Inc. (a)	12,933	532,322
Road & Rail - 0.11%
Amerco, Inc. (a)	7,661	578,405
Semicondustor & Semiconductor Equipment - 0.53%
Advanced Micro Devices, Inc. (a)	35,493	507,550
Linear Technology Corp.	13,960	505,073
Micron Technology, Inc. (a)	46,052	577,032
Microsemi Corp. (a)	25,541	611,707
Silicon Laboratories, Inc. (a)	16,537	572,346
		2,773,708
Software - 0.33%
Ansys, Inc. (a)	19,252	510,178
NAVTEQ Corp. (a)	15,806	669,226
Red Hat, Inc. (a)	24,771	551,898
		1,731,302
Thrifts & Mortgage Finance - 0.67%
Astoria Financial Corp.	20,486	512,969
Downey Financial Corp.	8,066	532,195
First Niagara Financial Group, Inc.	39,797	521,341
Freddie Mac	8,248	500,654
Sovereign Bancorp, Inc.	20,891	441,636
Sterling Financial Corp./WA	17,458	505,235
Webster Financial Corp.	11,739	500,903
		3,514,933
Water Utilities - 0.10%
Aqua America, Inc.	22,757	511,805
Total Common Stocks (Proceeds $36,509,529)		35,570,912
INVESTMENT COMPANIES - 4.90%
Exchange Traded Funds - 4.90%
Powershares QQQ Trust	542,215	25,793,168
Total Investment Companies (Proceeds $25,517,489)		25,793,168
Total Securities Sold Short (Proceeds $62,027,018)		$61,364,080

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing

Grizzly Short Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 12.81%
Commercial Paper - 12.81%
U.S. Bank, N.A.
5.270%	$7,063,000	$7,061,988
4.949%	803	803
		7,062,791
Total Short Term Investments (Cost $7,062,791)		$7,062,791
Total Investments (Cost $7,062,791) - 12.81%		$7,062,791
Other Assets in Excess of Liabilities - 87.19%		48,068,026
Total Net Assets - 100.00%		$55,130,817

Percentages are stated as a percent of net assets.

Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.60%
Air Freight & Logistics - 1.38%
Expeditors International Washington, Inc.	18,439	761,531
Biotechnology - 4.12%
Alkermes, Inc. (a)	46,396	677,382
Human Genome Sciences, Inc. (a)	80,707	719,906
OSI Pharmaceuticals, Inc. (a)	24,203	876,391
		2,273,679
Chemicals - 1.54%
Chemtura Corp.	76,504	849,959
Commercial Banks - 11.41%
Associated Banc-Corp	23,332	762,956
Citizens Banking Corp.	42,176	771,821
Commerce Bancorp Inc.	21,126	781,451
FirstMerit Corp.	44,268	926,529
Mitsubishi UFJ Financial Group, Inc. - ADR	68,549	755,410
NewAlliance Bancshares, Inc.	57,355	844,266
Pacific Capital Bancorp	21,161	570,924
Westamerica Bancorporation	19,841	877,766
		6,291,123
Commercial Services & Supplies - 1.53%
HNI Corp.	20,522	841,402
Communications Equipment - 2.99%
Ciena Corp. (a)	22,779	823,005
JDS Uniphase Corp. (a)	61,538	826,455
		1,649,460
Computers & Peripherals - 5.47%
Electronics for Imaging (a)	32,448	915,683
Intermec, Inc. (a)	37,494	948,973
SanDisk Corp. (a)	23,544	1,152,243
		3,016,899
Containers & Packaging - 1.50%
Smurfit-Stone Container Corp. (a)	62,269	828,800
Health Care Equipment & Supplies - 7.74%
Advanced Medical Optics, Inc. (a)	22,969	801,159
Boston Scientific Corp. (a)	56,031	859,516
Cooper Cos, Inc.	14,955	797,401
Kyphon, Inc. (a)	19,208	924,865
Sirona Dental Systems, Inc. (a)	23,372	884,163
		4,267,104
Health Care Providers & Services - 3.00%
Omnicare, Inc.	23,084	832,409
Tenet Healthcare Corp. (a)	126,568	823,958
		1,656,367
Hotels, Restaurants & Leisure - 2.81%
Scientific Games Corp. - Class A (a)	23,890	834,955
Wendy's International, Inc.	19,481	715,927
		1,550,882
Household Durables - 7.62%
Centex Corp.	15,888	637,109
D.R. Horton, Inc.	26,308	524,318
MDC Holdings, Inc.	13,822	668,432
Pulte Homes, Inc.	23,909	536,757
Ryland Group, Inc.	21,050	786,638
Standard-Pacific Corp.	24,458	428,749
Toll Brothers, Inc. (a)	24,657	615,932
		4,197,935
Insurance - 1.39%
Conseco, Inc. (a)	36,680	766,245
Internet Software & Services - 1.42%
Yahoo!, Inc. (a)	28,840	782,429
IT Services - 3.25%
Global Payments, Inc.	23,314	924,400
Iron Mountain, Inc. (a)	33,215	867,908
		1,792,308
Machinery - 2.76%
Briggs & Stratton Corp.	22,009	694,604
Nordson Corp.	16,534	829,345
		1,523,949
Media - 7.04%
Live Nation, Inc. (a)	35,605	796,840
McClatchy Co.	24,296	614,932
New York Times Co.	36,746	933,348
Virgin Media, Inc.	38,607	940,853
Warner Music Group Corp.	41,059	593,303
		3,879,276
Metals & Mining - 1.43%
Consol Energy, Inc.	17,041	785,760
Oil & Gas - 1.38%
Quicksilver Resources, Inc. (a)	17,010	758,306
Oil & Gas & Consumable Fuels - 1.30%
Foundation Coal Holdings, Inc.	17,687	718,800
Pharmaceutical Preparations - 1.57%
Amylin Pharmaceuticals, Inc. (a)	21,050	866,418
Road & Rail - 1.33%
Amerco, Inc. (a)	9,728	734,464
Semiconductor & Semiconductor Equipment - 7.52%
Advanced Micro Devices, Inc. (a)	57,719	825,382
Linear Technology Corp.	22,681	820,599
Micron Technology, Inc. (a)	65,193	816,868
Microsemi Corp. (a)	32,422	776,507
Silicon Laboratories, Inc. (a)	26,194	906,574
		4,145,930
Software - 4.36%
Ansys, Inc. (a)	27,994	741,841
NAVTEQ Corp. (a)	20,236	856,792
Red Hat, Inc. (a)	36,037	802,904
		2,401,537
Thrifts & Mortgage Finance - 10.23%
Astoria Financial Corp.	33,158	830,276
Downey Financial Corp.	12,630	833,327
First Niagara Financial Group, Inc.	64,378	843,352
Freddie Mac	13,128	796,870
Sovereign Bancorp, Inc.	34,021	719,204
Sterling Financial Corp./WA	27,787	804,156
Webster Financial Corp.	18,997	810,602
		5,637,787
Water Utilities - 1.51%
Aqua America, Inc.	36,996	832,040
Total Securities Sold Short (Proceeds $55,568,100)		$53,810,390

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Grizzly Short Fund
Cost of investments	$ 7,062,791
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$ -

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 98.82%
Chemicals - 2.32%
Praxair, Inc.	23,964	$1,725,168
Diversified Telecommunication Services - 13.36%
Alltel Corp. (b)	5,449	368,080
At&t, Inc.	36,209	1,502,673
CenturyTel, Inc.	14,911	731,385
Chunghwa Telecom Company Ltd. - ADR	33,133	624,888
Citizens Communications Co.	22,762	347,576
Embarq Corp.	12,656	802,011
Philippine Long Distance Telephone - ADR (b)	12,509	715,515
Qwest Communications International (a) (b)	127,376	1,235,547
Telefonos de Mexico SA de CV - ADR	30,877	1,169,930
Tele Norte Leste Participacoes SA	24,491	464,594
Verizon Communications, Inc.	34,861	1,435,227
Windstream Corp.	36,209	534,445
		9,931,871
Electric Services - 2.10%
NRG Energy, Inc. (a)	37,557	1,561,244
Electrical Equipment - 1.00%
Superior Essex, Inc. (a)	19,950	745,132
Energy Equipment & Services - 6.27%
ENSCO International, Inc.	18,368	1,120,632
Noble Corp.	12,070	1,177,066
Pride International, Inc. (a)	31,082	1,164,332
Transocean, Inc. (a)	11,279	1,195,348
		4,657,378
Food & Staples Retailing - 0.99%
BJ's Wholesale Club, Inc. (a)	11,982	431,712
Performance Food Group Co. (a) (b)	9,462	307,420
		739,132
Health Care Benefits - 0.99%
WellCare Health Plans, Inc. (a) (b)	8,115	734,489
Health Care Providers & Services - 7.21%
Aetna, Inc.	26,893	1,328,514
Cigna Corp.	27,948	1,459,444
Health Net, Inc. (a)	17,577	928,066
Humana, Inc. (a)	11,044	672,690
UnitedHealth Group, Inc.	19,042	973,808
		5,362,522
Independent Power Producers & Energy Traders - 1.88%
Dynegy Inc Del (a)	34,660	327,190
Mirant Corp. (a)	25,018	1,067,018
		1,394,208
Insurance - 7.14%
Arch Capital Group Ltd. (a)	9,843	714,011
Endurance Specialty Holdings Ltd	8,789	351,912
Everest Re Group Ltd.	15,966	1,734,546
Loews Corp. - Carolina Group	14,120	1,091,052
Odyssey Re Holdings Corp.	7,060	302,804
PartnerRe Ltd (b)	9,052	701,530
Reinsurance Group Of America	6,797	409,451
		5,305,306
IT Services - 1.01%
Accenture Ltd.	17,431	747,616
Machinery - 0.70%
Kennametal, Inc.	6,386	523,844
Media - 0.51%
Rogers Communications, Inc. (b)	8,906	378,416
Metals & Mining - 18.30%
Alcan, Inc.	13,036	1,059,827
Alcoa, Inc.	21,825	884,567
Aluminum Corp of China Ltd. - ADR (b)	10,576	451,595
BHP Billiton Ltd. - ADR (b)	31,024	1,853,684
Century Aluminum Co. (a)	8,964	489,703
Companhia Vale do Rio Doce - ADR (b)	23,700	1,055,835
FNX Mining Co, Inc. (a) (b)	17,702	533,715
Freeport-McMoran Copper & Gold, Inc.	25,428	2,105,947
Ipsco, Inc.	4,922	782,008
Nucor Corp.	8,056	472,485
PAN American Silver Corp. (a) (b)	8,767	230,835
Rio Tinto PLC - ADR (b)	5,127	1,569,477
Southern Copper Corp.	14,237	1,341,980
Titanium Metals Corp. (a) (b)	24,227	772,841
		13,604,499
Multiline Retail - 1.01%
Family Dollar Stores, Inc.	21,971	754,045
Multi-Utilities & Unregulated Power - 1.84%
The AES Corp. (a)	62,545	1,368,485
Oil & Gas - 4.34%
ChevronTexaco Corp.	16,903	1,423,909
Exxon Mobil Corp.	14,736	1,236,056
Overseas Shipholding Group, Inc.	6,943	565,160
		3,225,125
Pharmaceuticals - 14.66%
Abbott Laboratories	17,431	933,430
AstraZeneca PLC - ADR	30,350	1,623,118
Bristol-Myers Squibb Co.	48,718	1,537,540
Eli Lilly & Co.	17,431	974,044
GlaxoSmithKline PLC - ADR	31,141	1,630,854
Merck & Co., Inc.	34,481	1,717,154
Novartis AG - ADR	24,344	1,364,968
Pfizer, Inc.	20,507	524,364
Wyeth	10,253	587,907
		10,893,379
Specialty Retail - 0.98%
Autozone, Inc. (a) (b)	5,332	728,458
Tobacco - 5.81%
Altria Group, Inc.	21,678	1,520,495
Reynolds American, Inc. (b)	27,538	1,795,477
UST, Inc.	18,632	1,000,725
		4,316,697
Wireless Telecommunication Services - 6.40%
America Movil SA de CV - ADR (b)	11,572	716,654
Millicom Intl Cellular, SA (a) (b)	5,332	488,624
Mobile Telesystems - ADR (a)	15,028	910,246
SK Telecom Co., Ltd. - ADR (b)	27,362	748,351
United States Cellular Corp. (a)	5,859	530,825
Vimpekom-SP - ADR	7,060	743,842
Vodafone Group, PLC - ADR	18,456	620,675
		4,759,217
Total Common Stocks (Cost $60,743,046)		$73,456,231

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.15%
Commercial Paper - 1.15%
U.S. Bank, N.A.
4.949%		$853,599	$853,599
Total Short Term Investments (Cost $853,599)			$853,599
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING COLLATERAL - 19.58%		Shares
Mutual Fund - 19.58%
Mount Vernon Securities Lending Prime Portfolio		14,552,111	14,552,111
Total Investments Purchased with Proceeds from Securities
Lending Collateral (Cost $14,552,111)			14,552,111
Total Investments (Cost $76,148,756) - 119.55%			$88,861,941
Liabilities in Excess of Other Assets - (19.55)%			(14,532,730)
Total Net Assets - 100.00%			$74,329,211

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non Income Producing
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Leuthold Select Industries Fund
Cost of investments	$76,148,756
Gross unrealized appreciation	13,123,250
Gross unrealized depreciation	(410,065)
Net unrealized appreciation	$12,713,185

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Core Investment Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 51.73%
Chemicals - 1.21%
Praxair, Inc.	290,278	$20,897,113
Diversified Telecommunication Services - 6.92%
Alltel Corp. (b)	64,412	4,351,031
At&t, Inc.	432,239	17,937,918
CenturyTel, Inc.	178,998	8,779,852
Chunghwa Telecom Company Ltd. - ADR	394,524	7,440,723
Citizens Communications Co. (b)	270,785	4,134,887
Embarq Corp.	151,707	9,613,673
Philippine Long Distance Telephone - ADR (b)	152,979	8,750,399
Qwest Communications International (a) (b)	1,533,176	14,871,807
Telefonos de Mexico SA de CV - ADR	382,658	14,498,912
Tele Norte Leste Participacoes SA	307,652	5,836,159
Verizon Communications, Inc.	420,797	17,324,212
Windstream Corp.	436,053	6,436,142
		119,975,715
Electric Services - 1.08%
NRG Energy, Inc. (a) (b)	450,037	18,708,038
Electrical Equipment - 0.52%
Superior Essex, Inc. (a) (b)	241,121	9,005,869
Energy Equipment & Services - 3.21%
ENSCO International, Inc.	219,317	13,380,530
Noble Corp.	143,732	14,016,745
Pride International, Inc. (a) (b)	369,914	13,856,978
Transocean, Inc. (a) (b)	135,167	14,324,999
		55,579,252
Food & Staples Retailing - 0.52%
BJ's Wholesale Club, Inc. (a)	144,503	5,206,443
Performance Food Group Co. (a) (b)	115,264	3,744,928
		8,951,371
Health Care Providers & Services - 3.77%
Aetna, Inc.	336,468	16,621,519
Cigna Corp.	339,434	17,725,244
Health Net, Inc. (a)	211,882	11,187,370
Humana, Inc. (a)	133,485	8,130,571
UnitedHealth Group, Inc.	229,680	11,745,835
		65,410,539
Hospital And Medical Service Plans - 0.51%
WellCare Health Plans, Inc. (a) (b)	97,466	8,821,648
Independent Power Producers & Energy Traders - 0.98%
Dynegy Inc Del (a)	437,748	4,132,341
Mirant Corp. (a)	300,448	12,814,107
		16,946,448
Insurance - 3.68%
Arch Capital Group Ltd. (a)	118,230	8,576,404
Endurance Specialty Holdings Ltd	103,822	4,157,033
Everest Re Group Ltd.	191,541	20,809,014
Loews Corp. - Carolina Group (b)	175,438	13,556,094
Odyssey Re Holdings Corp.	83,905	3,598,685
PartnerRe Ltd (b)	108,483	8,407,433
Reinsurance Group Of America	79,244	4,773,659
		63,878,322
IT Services - 0.52%
Accenture Ltd.	208,492	8,942,222
Machinery - 0.36%
Kennametal, Inc. (b)	75,854	6,222,304
Media - 0.26%
Rogers Communications, Inc. (b)	106,817	4,538,654
Metals & Mining - 9.64%
Alcan, Inc.	160,606	13,057,268
Alcoa, Inc.	268,242	10,871,848
Aluminum Corp of China Ltd. - ADR (b)	120,931	5,163,754
BHP Billiton Ltd. - ADR (b)	372,912	22,281,492
Century Aluminum Co. (a) (b)	110,903	6,058,631
Companhia Vale do Rio Doce - ADR (b)	300,448	13,384,958
FNX Mining Co, Inc. (a) (c)	221,405	6,738,278
Freeport-McMoran Copper & Gold, Inc.	308,076	25,514,854
Ipsco, Inc. (b)	59,751	9,493,239
Nucor Corp.	94,923	5,567,234
PAN American Silver Corp. (a)	111,874	2,945,642
Rio Tinto PLC - ADR (b)	64,579	19,768,923
Southern Copper Corp.	179,252	16,896,294
Titanium Metals Corp. (a) (b)	294,939	9,408,554
		167,150,969
Multiline Retail - 0.52%
Family Dollar Stores, Inc.	261,038	8,958,824
Multi-Utilities & Unregulated Power - 0.95%
The AES Corp. (a)	753,451	16,485,508
Oil & Gas - 2.60%
ChevronTexaco Corp.	205,101	17,277,708
Exxon Mobil Corp.	177,473	14,886,435
Overseas Shipholding Group, Inc. (b)	81,786	6,657,381
Valero Energy Corp.	85,176	6,291,099
		45,112,623
Pharmaceuticals - 7.59%
Abbott Laboratories	207,644	11,119,336
AstraZeneca PLC - ADR	371,217	19,852,685
Bristol-Myers Squibb Co.	566,148	17,867,631
Eli Lilly & Co.	213,153	11,910,990
GlaxoSmithKline PLC - ADR	375,454	19,662,526
Merck & Co., Inc.	421,221	20,976,806
Novartis AG - ADR	299,601	16,798,628
Pfizer, Inc.	242,816	6,208,805
Wyeth	123,739	7,095,194
		131,492,601
Specialty Retail - 0.51%
Autozone, Inc. (a) (b)	65,260	8,915,821
Tobacco - 3.06%
Altria Group, Inc.	268,666	18,844,233
Reynolds American, Inc. (b)	337,739	22,020,583
UST, Inc. (b)	226,713	12,176,755
		53,041,571
Wireless Telecommunication Services - 3.32%
America Movil SA de CV - ADR	140,689	8,712,870
Millicom Intl Cellular, SA (a) (b)	63,141	5,786,241
Mobile Telesystems - ADR (a)	182,366	11,045,909
SK Telecom Co., Ltd. - ADR (b)	344,096	9,411,026
United States Cellular Corp. (a) (b)	67,494	6,114,956
Vimpekom-SP - ADR (b)	85,334	8,990,790
Vodafone Group, PLC - ADR (b)	220,898	7,428,800
		57,490,592
Total Common Stocks (Cost $739,309,581)		$896,526,004
INVESTMENT COMPANIES - 10.88%
Exchange Traded Funds - 7.36%
iShares China 25 Fund (b)	61,384	7,909,328
iShares MSCI Brazil Index Fund (b)	207,402	12,738,631
iShares MSCI Emerging Markets Index Fund (b)	125,126	16,472,838
iShares MSCI Japan Index Fund (b)	1,825,939	26,494,375
iShares MSCI Malaysia Index Fund (b)	382,895	4,518,161
iShares MSCI South Africa Fund (b)	39,191	4,902,010
iShares MSCI South Korea Index Fund (b)	224,123	13,514,617
iShares MSCI Taiwan Index Fund (b)	258,218	4,131,488
iShares S&P Latin America Fund (b)	50,653	10,799,220
iShares Silver Trust (a) (b)	47,000	5,804,500
SPDR Trust Series 1 (b)	134,675	20,259,160
		127,544,328
Mutual Fund - 3.52%
Fidelity Japan Fund	367,007	6,565,751
ING Russia Fund	192,432	12,467,668
Matthews China Fund	361,249	11,238,460
Matthews India Fund (a)	353,785	6,392,897
Matthews Japan Fund (a)	177,710	2,990,860
Matthews Korea Fund	1,170,987	8,243,747
USGI Accolade Funds: Eastern European Fund (a)	260,329	13,196,097
		61,095,480
Total Investment Companies (Cost $131,583,402)		$188,639,808

	Principal
	Amount	Value
CORPORATE BONDS - 4.90%
Citigroup Funding, Inc. (Aluminum)
4.450%, 05/22/2008 (d)	$11,159,000	11,472,568
Citigroup Funding, Inc. (Copper)
4.450%, 05/22/2008 (d)	20,296,000	25,481,628
Citigroup Funding, Inc. (Lead)
4.450%, 05/22/2008 (d)	3,297,000	5,506,979
Citigroup Funding, Inc. (Nickel)
4.450%, 05/22/2008 (d)	15,016,000	16,094,149
Citigroup Funding, Inc. (Tin)
4.450%, 05/22/2008 (d)	2,651,000	2,918,221
Citigroup Funding, Inc. (Zinc)
4.450%, 05/22/2008 (d)	7,187,000	7,275,400
Toyota Motor Credit Corp.
0.000%, 01/29/2010	16,709,000	16,196,033
Total Corporate Bonds (Cost $76,231,455)		$84,944,978
FOREIGN GOVERNMENT BONDS - 4.97%
Australian Government Bond (c)
5.250%, 08/15/2010 AUD	62,385,000	51,112,785
New Zealand Government Bond (c)
6.000%, 11/15/2011 NZD	47,415,000	35,005,274
Total Foreign Government Bonds (Cost $81,331,075)		$86,118,059
U.S. TREASURY OBLIGATIONS - 13.08%
U.S. Treasury Note - 13.08%
4.750%, 12/31/2008 (b)	$95,738,000	95,446,286
4.250%, 10/15/2010 (b)	73,386,000	71,975,595
4.875%, 04/30/2011 (b)	59,278,000	59,190,031
Total U.S. Treasury Obligations (Cost $226,871,612)		$226,611,912
SHORT TERM INVESTMENTS - 1.35%
Commercial Paper - 1.35%
U.S. Bank, N.A.
5.27%	$23,355,000	$23,351,652
5.07%	272	272
Total Short Term Investments (Cost $23,351,924)		$23,351,924

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING COLLATERAL - 31.79%	Shares
Mutual Fund - 31.79%
Mount Vernon Securities Lending Prime Portfolio	551,016,798	551,016,798
Total Investments Purchased with Proceeds from Securities
Lending Collateral (Cost $551,016,798)		$551,016,798
Total Investments (Cost $1,829,695,847) - 118.70%		$2,057,209,483
Liabilities in Excess of Other Assets - (18.70)%		(324,087,520)
Total Net Assets - 100.00%		$1,733,121,963

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing
(b)	All or a portion of this security is on loan.
(c) Foreign issue security
(d)	Performance is linked to the price of the referenced metal

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Leuthold Core Investment Fund
Cost of investments	$1,829,695,847
Gross unrealized appreciation	242,515,735
Gross unrealized depreciation	(15,002,099)
Net unrealized appreciation	$227,513,636

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Core Investment Fund
Schedule of Securities Sold Short
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 6.96%
Air Freight & Logistics - 0.10%
Expeditors International Washington, Inc.	42,478	$1,754,341
Biotechnology - 0.30%
Alkermes, Inc. (a)	109,535	1,599,211
Human Genome Sciences, Inc. (a)	167,042	1,490,015
OSI Pharmaceuticals, Inc. (a)	59,571	2,157,066
		5,246,292
Chemicals - 0.13%
Chemtura Corp.	196,272	2,180,582
Commercial Banks - 0.84%
Associated Banc-Corp	54,605	1,785,583
Citizens Banking Corp.	87,296	1,597,517
Commerce Bancorp Inc.	58,325	2,157,442
FirstMerit Corp.	91,624	1,917,690
Mitsubishi UFJ Financial Group, Inc. - ADR	158,028	1,741,469
NewAlliance Bancshares, Inc.	118,707	1,747,367
Pacific Capital Bancorp	63,105	1,702,573
Westamerica Bancorporation	41,065	1,816,716
		14,466,357
Commercial Services & Supplies - 0.10%
HNI Corp.	43,009	1,763,369
Communications Equipment - 0.22%
Ciena Corp. (a)	52,998	1,914,818
JDS Uniphase Corp. (a)	141,770	1,903,971
		3,818,789
Computers & Peripherals - 0.36%
Electronics for Imaging (a)	67,161	1,895,283
Intermec, Inc. (a)	77,606	1,964,208
SanDisk Corp. (a)	48,733	2,384,993
		6,244,484
Containers & Packaging - 0.11%
Smurfit-Stone Container Corp. (a)	143,447	1,909,280
Health Care Providers & Services - 0.20%
Omnicare, Inc.	47,777	1,722,839
Tenet Healthcare Corp. (a)	261,965	1,705,392
		3,428,231
Health Care Equipment & Supplies - 0.41%
Advanced Medical Optics, Inc. (a)	47,539	1,658,160
Boston Scientific Corp. (a)	115,967	1,778,934
Cooper Cos, Inc.	33,596	1,791,339
Kyphon, Inc. (a)	39,757	1,914,300
		7,142,733
Household Durables - 0.54%
Centex Corp.	32,885	1,318,688
D.R. Horton, Inc.	54,452	1,085,228
MDC Holdings, Inc.	36,415	1,761,029
Pulte Homes, Inc.	49,483	1,110,893
Ryland Group, Inc.	43,568	1,628,136
Standard-Pacific Corp.	68,190	1,195,371
Toll Brothers, Inc. (a)	51,034	1,274,829
		9,374,174
Hotels, Restaurants & Leisure - 0.20%
Scientific Games Corp. - Class A (a)	49,457	1,728,522
Wendy's International, Inc.	45,325	1,665,694
		3,394,216
Insurance - 0.12%
Conseco, Inc. (a)	97,710	2,041,162
Internet Software - 0.09%
Yahoo!, Inc. (a)	59,690	1,619,390
IT Services - 0.21%
Global Payments, Inc.	48,252	1,913,192
Iron Mountain, Inc. (a)	68,705	1,795,262
		3,708,454
Machinery - 0.23%
Briggs & Stratton Corp.	67,127	2,118,528
Nordson Corp.	36,783	1,845,035
		3,963,563
Measuring, Analyzing & Control Devices - 0.11%
Sirona Dental Systems, Inc. (a)	48,371	1,829,875
Media - 0.51%
Live Nation, Inc. (a)	79,221	1,772,966
McClatchy Co.	63,977	1,619,258
New York Times Co.	76,055	1,931,797
Virgin Media, Inc.	79,907	1,947,334
Warner Music Group Corp.	109,612	1,583,893
		8,855,248
Metals & Mining - 0.10%
Consol Energy, Inc.	37,948	1,749,782
Oil, Gas, & Consumable Fuels - 0.19%
Foundation Coal Holdings, Inc.	41,152	1,672,417
Quicksilver Resources, Inc. (a)	37,847	1,687,219
		3,359,636
Pharmaceutical Preparations - 0.10%
Amylin Pharmaceuticals, Inc. (a)	43,568	1,793,259
Road & Rail - 0.12%
Amerco, Inc. (a)	27,509	2,076,929
Semicondustor & Semiconductor Equipment - 0.54%
Advanced Micro Devices, Inc. (a)	119,462	1,708,307
Linear Technology Corp.	46,944	1,698,434
Micron Technology, Inc. (a)	147,178	1,844,140
Microsemi Corp. (a)	91,312	2,186,922
Silicon Laboratories, Inc. (a)	55,683	1,927,189
		9,364,992
Software - 0.34%
Ansys, Inc. (a)	64,534	1,710,151
NAVTEQ Corp. (a)	53,216	2,253,165
Red Hat, Inc. (a)	83,017	1,849,619
		5,812,935
Thrifts & Mortgage Finance - 0.69%
Astoria Financial Corp.	68,630	1,718,495
Downey Financial Corp.	27,166	1,792,413
First Niagara Financial Group, Inc.	133,247	1,745,536
Freddie Mac	29,210	1,773,047
Sovereign Bancorp, Inc.	70,414	1,488,552
Sterling Financial Corp./WA	61,825	1,789,216
Webster Financial Corp.	39,317	1,677,656
		11,984,915
Water Utilities - 0.10%
Aqua America, Inc.	76,572	1,722,104
Total Common Stocks (Proceeds $123,815,486)		$120,605,092

INVESTMENT COMPANIES - 5.06%
Exchange Traded Funds - 5.06%
Powershares QQQ Trust	1,842,242	87,635,452
Total Investment Companies (Proceeds $86,750,206)
Total Securities Sold Short (Proceeds $210,565,692)		$208,240,544

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing

Leuthold Select Equities Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.92%
Aerospace & Defense - 2.58%
Precision Castparts Corp.	1,989	$241,385
Capital Markets - 1.96%
Deutsche Bank AG (b)	1,266	183,241
Chemicals - 3.95%
Cabot Corp.	3,617	172,458
Celanese Corp.	5,064	196,382
		368,840
Communications Equipment - 1.89%
Cisco Systems, Inc. (a)	6,330	176,291
Diversified Telecommunication Services - 3.60%
Golden Telecom, Inc. (b)	3,346	184,063
Telekomunikasi Indonesia Tbk PT - ADR (b)	3,527	152,014
		336,077
Electric Utilities - 2.16%
Huaneng Power International, Inc. - ADR	4,340	201,593
Electrical Equipment - 2.05%
General Cable Corp. (a)	2,532	191,799
Electronic Equipment & Instruments - 4.10%
Anixter International, Inc. (a) (b)	2,803	210,814
Avnet, Inc. (a)	4,340	172,037
		382,851
Energy Equipment & Services - 4.28%
Acergy SA - ADR	8,365	187,878
Core Laboratories NV (a) (b)	2,080	211,515
		399,393
Food & Staples Retailing - 3.68%
The Kroger Co.	6,420	180,594
Safeway, Inc.	4,793	163,106
		343,700
Health Care Benefits - 1.84%
WellCare Health Plans, Inc. (a) (b)	1,899	171,878
Health Care Equipment & Supplies - 1.97%
Zimmer Holdings, Inc. (a)	2,170	184,211
Health Care Providers & Services - 5.82%
AmerisourceBergen Corp.	3,617	178,933
Express Scripts, Inc. (a)	3,617	180,886
Medco Health Solutions, Inc. (a)	2,351	183,355
		543,174
Household Durables - 2.08%
Tempur-Pedic International, Inc. (b)	7,505	194,380
Information Retrieval Services - 2.19%
Shanda Interactive Entertainment Ltd - ADR (a)	6,601	204,631
Insurance - 1.99%
CNA Financial Corp.	3,888	185,419
IT Services - 2.20%
Accenture Ltd.	4,793	205,572
Leisure Equipment & Products - 1.85%
Hasbro, Inc. (b)	5,516	173,258
Life Science Tools & Services - 1.95%
Waters Corp. (a)	3,075	182,532
Machinery - 3.86%
Manitowoc Co.	2,250	180,855
Terex Corp. (a)	2,207	179,429
		360,284
Media - 1.86%
DIRECTV Group Inc/The (a)	7,505	173,441
Metals & Mining - 6.91%
Allegheny Technologies, Inc.	1,628	170,745
Chaparral Steel Co.	3,165	227,468
Southern Copper Corp.	2,622	247,150
		645,363
Multiline Retail - 3.82%
Big Lots, Inc. (a) (b)	6,872	202,174
Kohl's Corp. (a)	2,170	154,135
		356,309
Oil, Gas & Consumable Fuels - 2.85%
Western Refining, Inc.	4,612	266,574
Personal Products - 1.55%
NBTY, Inc. (a)	3,346	144,547
Pharmaceuticals - 7.92%
Alcon, Inc.	1,356	182,938
GlaxoSmithKline PLC - ADR	3,165	165,751
Merck & Co., Inc.	3,708	184,658
Schering Plough Corporation	6,782	206,444
		739,791
Software - 1.95%
Oracle Corp. (a)	9,224	181,805
Telecommunication Services - 2.00%
BT Group PLC - ADR	2,803	186,624
Textiles, Apparel & Luxury Goods - 2.09%
Warnaco Group, Inc. (a) (b)	4,973	195,638
Wireless Telecommunication Services - 10.97%
America Movil SA de CV - ADR	3,708	229,636
Mobile Telesystems - ADR (a)	3,346	202,667
Partner Communications - ADR	11,032	178,057
Turkcell Iletisim Hizmet AS - ADR	11,123	185,198
Vimpekom-SP - ADR	2,170	228,631
		1,024,189
Total Common Stocks (Cost $8,197,573)		$9,144,790

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.63%
Commercial Paper - 1.63%
U.S. Bank, N.A.
4.949%	$151,890	$151,890
Total Short Term Investments (Cost $151,890)		$151,890
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING COLLATERAL - 19.61%	Shares
Mutual Fund - 19.61%
Mount Vernon Securities Lending Prime Portfolio	1,831,312	1,831,312
Total Investments Purchased with Proceeds from Securities
Lending Collateral (Cost $1,831,312)		1,831,312
Total Investments (Cost $10,180,775) - 119.16%		$11,127,992
Liabilities in Excess of Other Assets - (19.16)%		(1,789,378)
Total Net Assets - 100.00%		$9,338,614

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Leuthold Select Equities Fund
Cost of investments	$10,180,775
Gross unrealized appreciation	1,061,616
Gross unrealized depreciation	(114,399)
Net unrealized appreciation	$947,217

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Leuthold Undervalued & Unloved Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 97.09%
Airlines - 1.72%
Republic Airways Holdings, Inc. (a) (b)	3,789	$77,106
Skywest, Inc.	5,963	142,098
		219,204
Auto Components - 1.58%
Magna International, Inc. (b)	2,218	201,816
Automobiles - 1.12%
General Motors Corp. (b)	3,787	143,149
Chemicals - 2.31%
Eastman Chemical Co. (b)	571	36,732
Lyondell Chemical Co.	5,945	220,678
NL Industries	3,730	37,375
		294,785
Commercial Banks - 10.65%
Bancorpsouth, Inc.	4,398	107,575
Bank of America Corp.	6,792	332,061
Comerica, Inc. (b)	3,630	215,876
Huntington Bancshares, Inc. (b)	6,124	139,260
KeyCorp	2,281	78,307
Regions Financial Corp. (b)	4,123	136,471
SunTrust Banks, Inc. (b)	2,855	244,788
Wachovia Corp. (b)	2,020	103,525
		1,357,863
Commercial Services & Supplies - 1.17%
Career Education Corp. (a) (b)	650	21,950
Steelcase, Inc. (b)	6,849	126,707
		148,657
Consumer Finance - 2.29%
Capital One Financial Corp.	3,730	292,581
Diversified Financial Services - 5.81%
Citigroup, Inc.	7,227	370,673
J.P. Morgan Chase & Co.	7,641	370,206
		740,879
Diversified Telecommunication Services - 1.02%
Embarq Corp.	2,045	129,592
Electric Utilities - 5.41%
Allete, Inc.	2,076	97,676
Cleco Corp.	2,362	57,869
Hawaiian Electric Industries	2,338	55,387
PG&E Corp.	4,889	221,472
Pinnacle West Capital Corp.	2,550	101,617
TECO Energy, Inc. (b)	9,101	156,355
		690,376
Electronic Equipment & Instruments - 2.02%
Arrow Electronics, Inc. (a)	6,694	257,250
Energy Equipment & Services - 1.85%
Bristow Group, Inc. (a) (b)	529	26,212
Pioneer Drilling Co. (a)	2,217	33,055
Rowan Cos, Inc. (b)	4,309	176,583
		235,850
Food & Staples Retailing - 0.53%
Supervalu, Inc.	1,465	67,859
Health Care Providers & Services - 1.89%
Kindred Healthcare, Inc. (a)	3,366	103,404
Magellan Health Services, Inc. (a)	2,962	137,644
		241,048
Household Durables - 1.51%
Tupperware Corp.	6,723	193,219
Insurance - 21.38%
ACE Ltd.	3,730	233,200
The Allstate Corp.	4,661	286,698
American Financial Group, Inc. (b)	4,913	167,779
Arch Capital Group Ltd. (a)	2,085	151,246
Argonaut Group, Inc. (a) (b)	1,198	37,389
Chubb Corp.	3,919	212,175
Commerce Group, Inc. (b)	3,870	134,366
Genworth Financial, Inc. (b)	6,557	225,561
LandAmerica Financial Group, Inc. (b)	677	65,324
Lincoln National Corp. (b)	256	18,163
Mercury General Corp.	2,025	111,598
Nationwide Financial Services	2,889	182,642
Old Republic International Corp.	6,792	144,398
PartnerRe Ltd (b)	1,822	141,205
Protective Life Corp.	2,480	118,569
Travelers Companies, Inc.	5,600	299,600
Unitrin, Inc.	2,338	114,983
Zenith National Insurance Corp. (b)	1,730	81,466
		2,726,362
Internet Software & Services - 0.34%
United Online, Inc. (b)	2,668	43,995
Leisure Equipment & Products - 2.01%
Brunswick Corp.	2,245	73,254
Jakks Pacific, Inc. (a)	5,159	145,174
Nautilus Group, Inc. (b)	3,136	37,758
		256,186
Metals & Mining - 8.25%
Gerdau Ameristeel Corp.	15,194	222,288
Ipsco, Inc.	1,730	274,862
Nucor Corp.	1,900	111,435
United States Steel Corp. (b)	3,218	349,958
Worthington Industries	4,309	93,290
		1,051,833
Multi-Utilities - 0.87%
Duke Energy Corp.	6,095	111,539
Oil & Gas - 9.26%
ChevronTexaco Corp.	4,210	354,650
Devon Energy Corp.	4,097	320,754
Overseas Shipholding Group, Inc.	1,917	156,044
Tesoro Petroleum Corp. (b)	6,121	349,815
		1,181,263
Oil, Gas & Consumable Fuels - 1.67%
Teekay Shipping Corp.	2,668	154,504
Tsakos Energy Navigation Ltd.	838	58,584
		213,088
Paper & Forest Products - 1.91%
International Paper Co. (b)	3,426	133,785
Louisiana-Pacific Corp. (b)	5,806	109,850
		243,635
Pharmaceuticals - 4.88%
Biovail Corp.	897	22,802
Par Pharmaceutical Cos, Inc. (a)	8,525	240,661
Pfizer, Inc.	14,059	359,488
		622,951
Real Estate - 0.29%
Ashford Hospitality Trust, Inc. (b)	3,132	36,832
Semiconductor & Semiconductor Equipment - 0.26%
Omnivision Technologies, Inc. (a) (b)	1,845	33,413
Specialty Retail - 0.34%
Rush Enterprises, Inc. - Class A (a)	2,025	43,983
Telecommunication Equipment - 0.19%
RCN Corp.	1,290	24,239
Textiles, Apparel & Luxury Goods - 0.29%
Kenneth Cole Productions, Inc.	1,477	36,482
Thrifts & Mortgage Finance - 1.23%
The PMI Group Inc.	3,498	156,256
Tobacco - 3.04%
Reynolds American, Inc. (b)	4,044	263,669
Universal Corp. (b)	2,028	123,546
		387,215
Total Common Stocks (Cost $11,949,453)		$12,383,400

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.72%
Commercial Paper - 2.72%
U.S. Bank, N.A.
4.949%	$346,008	$346,008
Total Short Term Investments (Cost $346,008)		$346,008
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING COLLATERAL - 27.66%	Shares
Mutual Fund - 27.66%
Mount Vernon Securities Lending Prime Portfolio	3,528,110	3,528,110
Total Investments Purchased with Proceeds from Securities
Lending Collateral (Cost $3,528,110)		3,528,110
Total Investments (Cost $15,823,571) - 127.47%		$16,257,518
Liabilities in Excess of Other Assets - (27.47)%		(3,503,332)
Total Net Assets - 100.00%		$12,754,186

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2007, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments	$15,823,571
Gross unrealized appreciation	750,848
Gross unrealized depreciation	(316,901)
Net unrealized appreciation	$433,947

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date          8/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
                                                   Steven C. Leuthold, President

Date       8/22/07

By (Signature and Title)*    /s/ David R. Cragg
                                                       David R. Cragg, Treasurer

Date          8/23/07

* Print the name and title of each signing officer under his or her signature.